Expense Example {- Franklin Growth and Income VIP Fund} - FTVIP Class 1-59 - Franklin Growth and Income VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 60
3 years	217
5 years	388
10 years	$ 882